Vanguard® Mid-Cap Growth Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.3%)
Communication Services (6.8%)
*	Roku Inc.	196,242	84,052
*	Twitter Inc.	873,252	60,909
*	IAC/InterActiveCorp	400,828	55,030
*	Match Group Inc.	343,990	54,787
*	Live Nation Entertainment Inc.	429,883	33,914
*	Vimeo Inc.	567,966	25,445
*	Take-Two Interactive Software Inc.	119,630	20,746
*	ZoomInfo Technologies Inc. Class A	297,609	15,997
			350,880
Consumer Discretionary (19.8%)
*	Caesars Entertainment Inc.	1,153,608	100,779
*	Chipotle Mexican Grill Inc. Class A	53,182	99,102
*	Mattel Inc.	4,004,755	86,983
*	Lululemon Athletica Inc.	208,353	83,377
*	Burlington Stores Inc.	174,964	58,578
	Pool Corp.	103,470	49,440
*	O'Reilly Automotive Inc.	79,142	47,789
	Darden Restaurants Inc.	301,176	43,936
*,1	Chewy Inc. Class A	484,047	40,515
	Advance Auto Parts Inc.	176,664	37,463
*	Planet Fitness Inc. Class A	439,230	33,043
*	Aptiv plc	171,910	28,683
	Ross Stores Inc.	208,870	25,626
*	Floor & Decor Holdings Inc. Class A	207,481	25,315
	Tempur Sealy International Inc.	540,820	23,401
*	Farfetch Ltd. Class A	435,130	21,809
*	Bright Horizons Family Solutions Inc.	144,837	21,653
	Lithia Motors Inc. Class A	48,800	18,408
*	Marriott Vacations Worldwide Corp.	112,730	16,613
*	Carvana Co. Class A	49,040	16,554
*	Leslie's Inc.	660,628	16,086
*	Nordstrom Inc.	470,390	15,570
*	Hilton Worldwide Holdings Inc.	118,103	15,525
*	Meritage Homes Corp.	137,610	14,942
*	Etsy Inc.	76,269	13,996
*	Chegg Inc.	153,406	13,596
*	DraftKings Inc. Class A	271,134	13,150
	Dollar General Corp.	53,065	12,345
	BorgWarner Inc. (XNYS)	240,144	11,762
	Wingstop Inc.	65,726	11,260

		Shares	Market Value ($000)
*	Bed Bath & Beyond Inc.	302,795	8,642
			1,025,941
Consumer Staples (0.8%)
*	Freshpet Inc.	278,341	40,763
Energy (0.2%)
	Diamondback Energy Inc.	168,100	12,965
Financials (7.1%)
	MSCI Inc. Class A	134,297	80,036
*	SVB Financial Group	120,592	66,321
	LPL Financial Holdings Inc.	414,256	58,427
	KKR & Co. Inc.	697,766	44,489
	Aon plc Class A (XNYS)	160,260	41,672
	Western Alliance Bancorp	340,570	31,612
	Hamilton Lane Inc. Class A	191,906	17,847
	MarketAxess Holdings Inc.	32,258	15,328
	Moody's Corp.	39,342	14,793
			370,525
Health Care (18.7%)
*	Align Technology Inc.	98,953	68,852
	West Pharmaceutical Services Inc.	159,580	65,704
*	DexCom Inc.	127,182	65,564
*	Veeva Systems Inc. Class A	168,585	56,090
*	Insulet Corp.	186,000	52,022
*	Charles River Laboratories International Inc.	107,210	43,626
*	Horizon Therapeutics plc	420,290	42,037
*	Avantor Inc.	1,096,780	41,217
	ResMed Inc.	134,266	36,494
*	IDEXX Laboratories Inc.	48,545	32,939
	Agilent Technologies Inc.	193,837	29,702
	AmerisourceBergen Corp. Class A	230,230	28,127
*	Jazz Pharmaceuticals plc	165,650	28,081
*	Moderna Inc.	60,989	21,566
*	Exact Sciences Corp.	185,454	19,999
*	Seagen Inc.	128,405	19,696
*	Signify Health Inc. Class A	736,789	19,392
*	Novocure Ltd.	123,969	19,092
	STERIS plc	86,863	18,932
*	Natera Inc.	154,794	17,727
*	ICON plc	72,714	17,689
	Teleflex Inc.	43,200	17,169
*	Omnicell Inc.	114,860	16,827
*	Amedisys Inc.	62,583	16,310
*	Apellis Pharmaceuticals Inc.	247,090	15,811
*	Molina Healthcare Inc.	54,113	14,773
	Humana Inc.	34,214	14,570
*	Illumina Inc.	28,599	14,178
*	Fate Therapeutics Inc.	169,270	14,016
	Alcon Inc.	190,941	13,901
*	Hologic Inc.	177,542	13,323
*	ABIOMED Inc.	39,464	12,910
*	Incyte Corp.	161,775	12,513
*	Edwards Lifesciences Corp.	109,862	12,334
*	Guardant Health Inc.	105,706	11,607
*	Sarepta Therapeutics Inc.	128,033	8,678
	Cooper Cos. Inc.	20,364	8,589

		Shares	Market Value ($000)
*	BioMarin Pharmaceutical Inc.	104,551	8,022
			970,079
Industrials (10.8%)
	Cintas Corp.	127,918	50,423
*	Middleby Corp.	221,610	42,436
*	CoStar Group Inc.	385,030	34,210
*	Builders FirstSource Inc.	744,959	33,151
	Carrier Global Corp.	568,920	31,433
	Quanta Services Inc.	282,589	25,687
*	Chart Industries Inc.	161,270	25,069
	TransUnion	198,497	23,832
*	Axon Enterprise Inc.	124,210	23,105
	Waste Connections Inc. (XTSE)	181,092	22,942
*	Generac Holdings Inc.	53,120	22,276
	Fortune Brands Home & Security Inc.	206,530	20,130
	IDEX Corp.	88,460	20,053
	Ritchie Bros Auctioneers Inc.	330,370	19,733
	Knight-Swift Transportation Holdings Inc.	370,152	18,393
	Advanced Drainage Systems Inc.	137,020	16,729
*	MasTec Inc.	165,112	16,714
	BWX Technologies Inc.	287,423	16,507
*	Trex Co. Inc.	148,290	14,399
*	Azul SA ADR	630,032	14,132
	Leidos Holdings Inc.	126,861	13,501
	KBR Inc.	324,259	12,549
	Booz Allen Hamilton Holding Corp. Class A	135,739	11,648
*	Hexcel Corp.	208,930	11,370
*	Stericycle Inc.	157,016	11,077
*	XPO Logistics Inc.	74,869	10,384
			561,883
Information Technology (31.4%)
*	Palo Alto Networks Inc.	228,046	91,002
*	Square Inc. Class A	365,506	90,375
*	Twilio Inc. Class A	210,910	78,794
*	Wix.com Ltd.	245,360	73,274
*	RingCentral Inc. Class A	261,710	69,947
	Microchip Technology Inc.	467,436	66,899
*	Synopsys Inc.	191,370	55,113
	Marvell Technology Inc.	887,467	53,701
*	Paycom Software Inc.	128,835	51,534
*	DocuSign Inc. Class A	150,950	44,989
	Global Payments Inc.	218,823	42,323
	KLA Corp.	112,162	39,050
	Lam Research Corp.	59,204	37,737
	Entegris Inc.	286,950	34,618
*	Advanced Micro Devices Inc.	319,660	33,945
	Monolithic Power Systems Inc.	75,370	33,861
*	Crowdstrike Holdings Inc. Class A	121,430	30,796
*	MongoDB Inc. Class A	82,492	29,608
*	Lightspeed POS Inc. (XTSE)	339,510	29,038
*	Trimble Inc.	337,550	28,860
*	Okta Inc.	116,345	28,829
*	HubSpot Inc.	47,622	28,384
*	GoDaddy Inc. Class A	324,699	27,226
*	Keysight Technologies Inc.	164,010	26,988
*	Gartner Inc.	100,994	26,736
*	Arista Networks Inc.	68,010	25,870

		Shares	Market Value ($000)
*	Zendesk Inc.	192,930	25,183
	Dolby Laboratories Inc. Class A	243,060	23,601
*	Enphase Energy Inc.	121,360	23,010
*	Fair Isaac Corp.	43,540	22,811
*	Coupa Software Inc.	103,747	22,513
*	Lattice Semiconductor Corp.	390,550	22,164
	Genpact Ltd.	423,187	21,079
*	Bill.Com Holdings Inc.	100,330	20,750
*	Autodesk Inc.	62,835	20,178
*	Workday Inc. Class A	82,865	19,424
*	Varonis Systems Inc. Class B	312,086	19,100
*	Cree Inc.	205,342	19,047
	CDW Corp.	102,004	18,702
	Amphenol Corp. Class A	252,899	18,333
*	Avalara Inc.	104,755	17,512
*	Guidewire Software Inc.	147,798	17,026
*	WEX Inc.	84,430	16,019
*	Dropbox Inc. Class A	496,492	15,634
*	Shift4 Payments Inc. Class A	159,215	14,200
*	Atlassian Corp. plc Class A	40,751	13,249
	Skyworks Solutions Inc.	66,760	12,318
*	Dlocal Ltd.	266,877	12,047
*	BigCommerce Holdings Inc. Series 1	182,747	11,835
*	Digital Turbine Inc.	178,550	11,240
*	Repay Holdings Corp. Class A	415,344	10,346
			1,626,818
Materials (0.7%)
	Ball Corp.	318,710	25,777
	Sherwin-Williams Co.	32,943	9,588
			35,365
Total Common Stocks (Cost $3,335,175)			4,995,219
Temporary Cash Investments (3.5%)
Money Market Fund (3.5%)
[2,3]	Vanguard Market Liquidity Fund, 0.064% (Cost $183,670)	1,836,950	183,695
Total Investments (99.8%) (Cost $3,518,845)			5,178,914
Other Assets and Liabilities—Net (0.2%)			8,871
Net Assets (100%)			5,187,785
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,939,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,378,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	611	134,099	2,529
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At July 31, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.